Material accounting estimates and judgments - Assumptions Used By Management In The Value-In-Use Calculations (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) $ / ton uSDollarPerMegawatt-hour literPerHead / d uSCentsPerPound tons / hectare1 uSDollarPerCubicMeter	Dec. 31, 2024 USD ($) $ / ton uSDollarPerMegawatt-hour uSDollarPerCubicMeter literPerHead / d uSCentsPerPound tons / hectare1
Disclosure of changes in accounting estimates [abstract]
Corn average price at harvest ($/ton) - ARG | $ / ton	182	204
Soybean average price ($/ton) | $ / ton	335	300
International milk powder price ($/ton) | $ / ton	3,700	3,803
Domestic white rice price ($/ton) | $ / ton	587	777
Rice export price ($/ton - FOB) | $ / ton	488	636
Sugar #11 price (cents/lb) | uSCentsPerPound	14	18.7
Ethanol net price (USD/m3) | uSDollarPerCubicMeter	522	485.8
Energy price (USD/MWH) | uSDollarPerMegawatt-hour	40	37.5
Soybean yield (tons/hect) | tons / hectare1	2.7	2.5
Corn yield (tons/hect) | tons / hectare1	6.7	6.4
Peanut yield (tons/hect) | tons / hectare1	3.5	3.4
Cow productivity (lt/head/day) | literPerHead / d	38	37.8
Rice yield (tons/hect) | tons / hectare1	7.6	6.7
sugarcane Yield, Ton/ha | tons / hectare1	74.6	78.5
Capex & maintenance | $	$ (161,500)	$ (143,900)
FX (incl. IAS 29 impacts, if applicable)	0.22	0.22
Inflation (incl. IAS 29 impacts, if applicable)	0.22	0.22